Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 27,190	$ 128,149	$ 12,362
Prepaid expenses	7,243	55,069
Deferred offering cost	1,054,573	394,147	166,342
Other current assets	16,992	28,175
Total current assets	1,105,998	605,540	178,704
Property and equipment, net of accumulated depreciation	232,003	254,974	337,592
Operating lease right of use asset	823,520	859,331	1,007,589
Intangible assets, net of accumulated amortization	27,574	28,702	33,218
Total assets	2,189,095	1,748,547	1,557,103
Current liabilities:
Accounts payable	2,958,255	2,138,732	871,313
Accrued expenses and other liabilities	1,281,831	944,573	514,783
Accrued interest - related parties			226,170
Accrued interest - non-related parties	740,318	477,720	1,654,486
Promissory notes, net of debt discount of $5,409	369,591
Convertible notes payable - related parties, net of debt discount			900,000
Convertible notes payable, current, net of debt discount	2,777,778	2,777,778	7,703,432
Derivative liabilities	1,152,065	826,980	3,813,019
Lease liability, current	132,109	129,502	120,162
Total current liabilities	9,411,947	7,295,285	15,803,365
Long-term Liabilities:
Lease liability, net of current portion	793,708	827,728	961,908
Convertible notes payable, net of discount			922
Derivative liabilities			33,300
Total Long-term Liabilities		827,728	996,130
Total liabilities	10,205,655	8,123,013	16,799,495
Commitments and Contingencies
Shareholders' equity (deficit):
Common stock value	14,532	14,532	36,919
Additional paid-in capital	4,763,841	4,577,220	3,160,491
Accumulated deficit	(44,522,174)	(42,382,291)	(32,774,456)
Total shareholders' deficit	(39,743,801)	(37,790,539)	(29,577,046)
Total Liabilities and Shareholders' Deficit	2,189,095	1,748,547	1,557,103
Alpha Healthcare Acquisition Corp. III [Member]
Current assets:
Cash	16,133	187,664	774,192
Prepaid expenses	111,079	97,538	198,983
Total current assets	127,212	285,202	973,175
Marketable securities held in Trust Account	158,368,990	156,693,598	154,449,121
Total assets	158,496,202	156,978,800	155,422,296
Current liabilities:
Accrued interest - non-related parties	$ 1,817,299	1,258,337	215,247
Accrued offering costs		$ 0	$ 112,485
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Due to related party	$ 71,024	$ 31,979	$ 2,275
Income taxes payable	734,526	391,198	0
Total current liabilities	2,622,849	1,681,514	330,007
Long-term Liabilities:
Deferred underwriting fees payable	0	5,405,436	5,405,436
Total liabilities	2,622,849	7,086,950	5,735,443
Commitments and Contingencies
Shareholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital		0	0
Accumulated deficit	(1,308,073)	(6,018,111)	(4,762,700)
Total shareholders' deficit	(1,307,641)	(6,017,679)	(4,762,268)
Total Liabilities and Shareholders' Deficit	158,496,202	156,978,800	155,422,296
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Mezzanine Equity
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 15,444,103 shares issued and outstanding subject to possible redemption	157,180,994	155,909,529	154,449,121
Shareholders' equity (deficit):
Common stock value	46	46	46
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Shareholders' equity (deficit):
Common stock value	386	386	386
Series C-1 Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock	790,744	772,028
Series C-2 Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock	16,121,643	15,904,275
Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock	7,025,434	7,025,434	6,928,245
Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity
Redeemable Convertible Preferred stock	$ 7,789,420	$ 7,714,336	$ 7,406,409